COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments due under non-cancellable operating leases

	Moscow
	headquarters	Other
Payments due in the years ending December 31,	lease	leases	Total	Total
	RUB	RUB	RUB	$
2018	4,408	518	4,926	85.7
2019	4,868	411	5,279	91.6
2020	4,331	395	4,726	82.0
2021	1,670	394	2,064	35.8
2022 and thereafter	—	519	519	9.0
Total	15,277	2,237	17,514	304.1